Morgan Stanley New York Tax-Free Income Fund              Two World Trade Center
LETTER TO THE SHAREHOLDERS - JUNE 30, 2001              New York, New York 10048

Dear Shareholder:
The pronounced slowdown of the U.S. economy, which began last year, continued during the first six months of 2001. Much of the momentum that had characterized previous years was lost. The Federal Reserve Board responded by lowering its target for short-term interest rates. Between January and June, in a series of six separate moves, the federal funds rate was reduced from 6.50 to 3.75 percent. Congress cut taxes in June by passing the Economic Growth and Tax Relief Reconciliation Act of 2001. Both monetary and fiscal actions are expected to stimulate the economy.

By the first quarter of 2001, signs of slower growth were evident throughout the economy. Retail sales flattened, capital spending stalled and unemployment edged upward. Much of the weakness was the result of an inventory correction, making manufacturing and technology especially weak. Against this backdrop, long-term bonds, which rallied in the fourth quarter of 2000, continued to improve. By April some signs of improvement in economic data began to appear. Lower mortgage rates helped strengthen the housing market, and consumer confidence rebounded. The possibility of an improving economic outlook caused long-term interest rates to increase during the second quarter.

Municipal Market Conditions
The yield on the 30-year insured municipal bond index, which began the year at
5.27 percent, rose to 5.45 percent in April before declining to 5.35 percent at the end of June. The ratio of municipal yields as a percentage of Treasury yields is used to track the relationship between the two markets. Over the past six months, the ratio of 30-year insured municipals to Treasuries has declined from 97 to 93 percent. A declining ratio means that municipals have outperformed Treasuries. Most of the relative improvement in municipals occurred in the second quarter as Treasury yields rose more rapidly than municipals on expectations of an improved economic outlook.

The change in the slope of the yield curve has been the major story in the fixed-income markets this year. As the Fed started aggressively lowering short-term rates in January, the municipal yield curve for maturities between 1 and 30 years steepened from 125 to 250 basis points. A steep yield curve offers investors more incentive to extend maturities.

Lower interest rates have led to a resurgence in new-issue supply. During the first half of the year, new-issue volume increased 39 percent, to $134 billion. Refunding issues, the most interest-rate-

Morgan Stanley New York Tax-Free Income Fund
LETTER TO THE SHAREHOLDERS - JUNE 30, 2001 continued

sensitive category of underwriting, represented almost one-quarter of the total. New York underwriting accounted for 8 percent of national volume.

                                                                                                           INSURED MUNICIPAL
                                                                                                      YIELDS/U.S. TREASURY YIELDS
                                              INSURED MUNICIPAL YIELDS      U.S. TREASURY YIELDS                (RATIO)
                                              ------------------------      --------------------      ---------------------------
                                                        6.60                        7.39                         89.31
1992                                                    6.75                        7.96                         84.80
                                                        6.40                        7.77                         82.37
                                                        6.40                        7.38                         86.72
                                                        6.30                        7.39                         85.25
1993                                                    6.00                        6.92                         86.71
                                                        5.65                        6.67                         84.71
                                                        5.35                        6.02                         88.90
                                                        5.40                        6.34                         85.17
1994                                                    6.40                        7.09                         90.27
                                                        6.50                        7.61                         85.41
                                                        6.55                        7.81                         83.87
                                                        6.75                        7.88                         85.66
1995                                                    6.15                        7.43                         82.77
                                                        6.10                        6.62                         92.15
                                                        5.95                        6.48                         91.82
                                                        5.35                        5.94                         90.07
1996                                                    5.85                        6.66                         87.84
                                                        5.90                        6.89                         85.63
                                                        5.70                        6.93                         82.25
                                                        5.60                        6.63                         84.46
1997                                                    5.90                        7.10                         83.10
                                                        5.60                        6.78                         82.60
                                                        5.40                        6.40                         84.38
                                                        5.15                        5.92                         86.99
1998                                                    5.25                        5.93                         88.53
                                                        5.20                        5.65                         92.04
                                                        4.95                        5.00                         99.00
                                                        5.05                        5.10                         99.02
1999                                                    5.15                        5.63                         91.47
                                                        5.47                        5.96                         91.78
                                                        5.83                        6.05                         96.36
                                                        5.97                        6.48                         92.13
2000                                                    5.82                        5.83                         99.83
                                                        5.84                        5.90                         98.98
                                                        5.74                        5.89                         97.45
                                                        5.27                        5.46                         96.52
2001                                                    5.26                        5.44                         96.69
                                                        5.35                        5.76                         92.88

Performance
For the six-month period ended June 30, 2001, Morgan Stanley New York Tax-Free Income Fund's Class B shares returned 2.34 percent. During the same period, the Lehman Brothers Municipal Bond Index(1) returned 2.88 percent. This Index does not include any expenses, fees or charges. For the same period, the Fund's Class A, C and D shares returned 2.90 percent, 2.42 percent and 2.72 percent, respectively. The performance of the Fund's four share classes varies because of differing expenses. Total return figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges.

---------------------
(1)The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds rated at least Baa or BBB by Moody's Investors Service, Inc. or Standard & Poor's Corporation, respectively and with maturities of 2 years or greater. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

Morgan Stanley New York Tax-Free Income Fund
LETTER TO THE SHAREHOLDERS - JUNE 30, 2001 continued

Portfolio Structure
The Fund's net assets of $135 million were diversified among 14 long-term sectors and 36 credits. Nearly 40 percent of the holdings are in four essential-purpose sectors: general obligation, municipal electric, transportation, and water & sewer. During the six month period under review, cash and short-term investments ranged between 4 and 7 percent of net assets. More than 90 percent of the long-term holdings rated A or better. The average maturity and call protection were 16 and 7 years, respectively.

Average duration, a measure of sensitivity to interest-rate changes, was 7.0 years. Generally, bonds with longer durations have the greater volatility. The accompanying charts and table provide current information on the portfolio's credit quality, maturity distribution and sector concentrations. Optional call (redemption) provisions are also shown by year with their respective cost (book) yields.

Looking Ahead
We believe that the relative attractiveness of tax-free bonds versus Treasuries continues to offer long-term value to municipal investors. The Fund's investment strategy is focused on maintaining credit quality, emphasizing essential service sectors and improving call protection.

We appreciate your ongoing support of Morgan Stanley New York Tax-Free Income Fund and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                /s/ MITCHELL M. MERIN
Charles A. Fiumefreddo                    Mitchell M. Merin
Chairman of the Board                     President

Morgan Stanley New York Tax-Free Income Fund
LETTER TO THE SHAREHOLDERS - JUNE 30, 2001 continued

[LARGEST SECTORS BAR CHART]

LARGEST SECTORS AS OF JUNE 30, 2001
(% OF NET ASSETS)

EDUCATION                          13%
GENERAL OBLIGATION                 12%
MORTGAGE                           12%
ELECTRIC                           10%
WATER & SEWER                       9%
TRANSPORTATION                      8%
IDR/PCR*                            7%

* INDUSTRIAL DEVELOPMENT/POLLUTION CONTROL REVENUE

  PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

[CREDIT RATINGS PIE CHART]

CREDIT RATINGS AS OF JUNE 30, 2001
(% OF TOTAL LONG-TERM PORTFOLIO)

Aa OR AA                           38%
Aaa OR AAA                         33%
A OR A                             21%
Baa OR BBB                          4%
NR                                  4%

AS MEASURED BY MOODY'S INVESTORS, INC. OR
STANDARD & POOR'S CORP.

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

[DISTRIBUTION BY MATURITY TABLE]

                           DISTRIBUTION BY MATURITY
                              (% OF NET ASSETS)

                                                               WEIGHTED AVERAGE
                                                              MATURITY: 16 YEARS

UNDER 1 YEAR                        5.6%
1-5 YEARS                           4.2%
5-10 YEARS                         12.2%
10-20 YEARS                        43.4%
20-30 YEARS                        28.3%
30+ YEARS                           4.5%

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

Morgan Stanley New York Tax-Free Income Fund
LETTER TO THE SHAREHOLDERS - JUNE 30, 2001 continued

                     CALL AND COST (BOOK) YIELD STRUCTURE
                        (BASED ON LONG-TERM PORTFOLIO)
                                JUNE 30, 2001

                                                            WEIGHTED AVERAGE
                                                        CALL PROTECTION: 7 YEARS

 YEARS
 BONDS                          PERCENT
CALLABLE                       CALLABLE
--------                       --------
2001                               0%
2002                              15%
2003                               3%
2004                               7%
2005                               6%
2006                              12%
2007                               2%
2008                              15%
2009                               4%
2010                              15%
2011+                             21%

                              COST (BOOK) YIELD*

                                                                WEIGHTED AVERAGE
                                                                BOOK YIELD: 6.0%

2001
2002                              7.0%
2003                              7.1%
2004                              5.7%
2005                              6.6%
2006                              6.6%
2007                              5.6%
2008                              5.3%
2009                              5.5%
2010                              5.7%
2011+                             6.1%

* COST OR "BOOK" YIELD IS THE ANNUAL INCOME EARNED ON A PORTFOLIO INVESTMENT BASED ON ITS ORIGINAL PURCHASE PRICE BEFORE FUND OPERATING EXPENSES. FOR EXAMPLE, THE FUND IS EARNING A BOOK YIELD OF 7.0% ON 15% OF THE PORTFOLIO THAT IS CALLABLE IN 2002.

  PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

Morgan Stanley New York Tax-Free Income Fund
FUND PERFORMANCE - JUNE 30, 2001

                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

                 CLASS A SHARES*
-------------------------------------------------
PERIOD ENDED 6/30/01
-------------------------
1 Year                      10.51%(1)    5.81%(2)
Since Inception (7/28/97)    4.73%(1)    3.58%(2)

                CLASS B SHARES**
-------------------------------------------------
PERIOD ENDED 6/30/01
-------------------------
1 Year                       9.62%(1)    4.62%(2)
5 Years                      5.29%(1)    4.97%(2)
10 Years                     5.99%(1)    5.99%(2)

                 CLASS C SHARES+
-------------------------------------------------
PERIOD ENDED 6/30/01
-------------------------
1 Year                       9.62%(1)    8.62%(2)
Since Inception (7/28/97)    4.14%(1)    4.14%(2)

                CLASS D SHARES++
-------------------------------------------------
PERIOD ENDED 6/30/01
-------------------------
1 Year                      10.45%(1)
Since Inception (7/28/97)    4.93%(1)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

---------------------

(1)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See
     the Fund's current prospectus for complete details on fees and sales charges.
 *   The maximum front-end sales charge for Class A is 4.25%.
**   The maximum contingent deferred sales charge (CDSC) for
     Class B is 5.0%. The CDSC declines to 0% after six years.
 +   The maximum CDSC for Class C shares is 1% for shares
     redeemed within one year of purchase.
++   Class D shares have no sales charge.

Morgan Stanley New York Tax-Free Income Fund
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE          VALUE
----------------------------------------------------------------------------------------------------------
            New York Tax-Exempt Municipal Bonds (92.6%)
            General Obligation (12.0%)
            Monroe County,
$  1,000      Public Improvement Refg 1996............................   6.00%   03/01/13    $  1,137,900
   1,000      Public Improvement Refg 1996............................   6.00    03/01/15       1,136,470
            New York City,
   2,500      Various Purpose 1973....................................   3.50    05/01/03       2,515,450
     605      1997 Ser D..............................................   6.00    08/01/06         606,634
            New York State,
   2,000      Ser 1996 A Refg.........................................   6.00    07/15/08       2,233,020
   3,500      Ser 1995 B Refg.........................................   5.70    08/15/13       3,676,890
   5,000    Puerto Rico, Public Improvement Refg Ser 1987 A...........   3.00    07/01/06       4,812,600
--------                                                                                     ------------
  15,605                                                                                       16,118,964
--------                                                                                     ------------
            Educational Facilities Revenue (12.6%)
     500    Hempstead Industrial Development Agency, Hofstra
              University Ser 1996 (MBIA)..............................   5.80    07/01/15         531,695
   2,500    New York City Industrial Development Agency, Polytechnic
              University 2000.........................................   6.00    11/01/20       2,587,125
            New York State Dormitory Authority,
     965      City University Ser 1992 U..............................   6.375   07/01/08       1,014,167
   3,000      City University Ser 1993 A..............................   5.75    07/01/09       3,294,119
   1,000      New York University Ser 1998 A (MBIA)...................   5.75    07/01/15       1,107,930
   3,000      State University Ser 1989 B.............................   0.00    05/15/05       2,585,640
   2,000      State University Ser 1993 C.............................   5.375   05/15/13       2,057,240
   2,000      State University 1993 Ser A.............................   5.25    05/15/15       2,106,920
     500      University of Rochester, Ser 1993 A.....................   5.625   07/01/12         519,425
   1,000      University of Rochester, Ser 1998 A (MBIA)..............   5.00    07/01/23         971,410
--------                                                                                     ------------
  16,465                                                                                       16,775,671
--------                                                                                     ------------
            Electric Revenue (9.5%)
            Long Island Power Authority,
   6,000      Ser 2000 A (FSA)........................................   0.00    06/01/18       2,512,800
   3,000      Ser 1998 A (FSA)........................................   5.125   12/01/22       2,951,970
   2,000    New York State Power Authority, Ser 2000 A................   5.25    11/15/40       1,959,760
            Puerto Rico Electric Power Authority,
   5,000      Power Ser O.............................................   5.00    07/01/12       5,000,950
     400      Power Ser X.............................................   6.00    07/01/15         426,184
--------                                                                                     ------------
  16,400                                                                                       12,851,664
--------                                                                                     ------------
            Hospital Revenue (3.6%)
   4,700    New York State Medical Care Facilities Agency, Hospital &
--------      Nursing Home - FHA Insured Mtge 1993 Ser B..............   5.50    02/15/22       4,906,424
                                                                                             ------------


                       See Notes to Financial Statements

Morgan Stanley New York Tax-Free Income Fund
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE          VALUE
----------------------------------------------------------------------------------------------------------
            Industrial Development/Pollution Control Revenue (6.7%)
$  2,000    New York City Industrial Development Agency, Brooklyn Navy
              Yard Cogeneration Partners LP Ser 1997 (AMT)............   5.75%   10/01/36    $  1,915,540
   6,000    New York State Energy Research & Development Authority,
              Brooklyn Union Gas Co 1991 Ser A (AMT)..................  10.537++ 07/01/26       7,095,000
--------                                                                                     ------------
   8,000                                                                                        9,010,540
--------                                                                                     ------------
            Mortgage Revenue - Multi-Family (8.0%)
            New York City Housing Development Corporation,
   2,115      East Midtown Proj - FHA Ins Sec 223.....................   6.50    11/15/18       2,223,130
   2,147      Ruppert Proj - FHA Ins Sec 223..........................   6.50    11/15/18       2,256,271
   6,000    New York State Housing Finance Agency, Mortgage 1996 Ser A
              Refg (FSA)..............................................   6.10    11/01/15       6,325,259
--------                                                                                     ------------
  10,262                                                                                       10,804,660
--------                                                                                     ------------
            Mortgage Revenue - Single Family (3.8%)
   5,000    New York State Mortgage Agency, Homeowner Ser 27..........   6.90    04/01/15       5,175,650
--------                                                                                     ------------
            Nursing & Health Related Facilities Revenue (3.3%)
            New York State Medical Care Facilities Agency,
   2,295      Long Term Health Care 1992 Ser D (FSA)..................   6.50    11/01/15       2,428,294
   2,000      Mental Health Ser F.....................................   5.25    02/15/19       1,997,600
--------                                                                                     ------------
   4,295                                                                                        4,425,894
--------                                                                                     ------------
            Public Facilities Revenue (0.4%)
     500    New York City Cultural Resources Trust, The New York
--------      Botanical Garden Ser 1996 (MBIA)........................   5.75    07/01/16         525,325
                                                                                             ------------
            Resource Recovery Revenue (0.4%)
            Oneida-Herkimer Solid Waste Management Authority, Ser
     500      1992....................................................   6.65    04/01/05         530,430
--------                                                                                     ------------
            Transportation Facilities Revenue (8.3%)
     400    Buffalo & Fort Erie Public Bridge Authority, Toll Bridge
              Ser 1995 (MBIA).........................................   5.75    01/01/25         415,252
            New York State Thruway Authority,
     500      Local Highway & Bridge 2000 A (FSA).....................   6.00    04/01/16         550,260
   1,000      Local Highway & Bridge Ser 1998 A (MBIA)................   5.00    04/01/18         995,430
   3,000    Port Authority of New York & New Jersey, Cons 121 Ser
              (MBIA)..................................................   5.125   10/15/30       2,997,510
   2,000    Triborough Bridge & Tunnel Authority, Refg Ser 1998 A
              (MBIA)..................................................   4.75    01/01/24       1,851,440
            Puerto Rico Highway & Transportation Authority,
   2,000      Refg Ser X..............................................   5.50    07/01/15       2,156,420
   2,500      Ser 1998 A..............................................   4.75    07/01/38       2,255,650
--------                                                                                     ------------
  11,400                                                                                       11,221,962
--------                                                                                     ------------


                       See Notes to Financial Statements

Morgan Stanley New York Tax-Free Income Fund
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED) continued

            Water & Sewer Revenue (9.0%)
            New York City Municipal Water Finance Authority,
$  3,000      1998 Ser D..............................................   4.75%   06/15/25    $  2,750,850
   3,000      2001 Ser B..............................................   5.125   06/15/31       2,899,710
   2,000    New York State Environmental Facilities Corporation, Clean
              Drinking Water Ser 1998 C...............................   5.00    06/15/19       1,983,580
   4,000    Suffolk Country Industrial Development Agency, Southwest
              Sewer Ser 1994 (FGIC)...................................   6.00    02/01/08       4,434,760
--------                                                                                     ------------
  12,000                                                                                       12,068,900
--------                                                                                     ------------
            Other Revenue (9.3%)
            New York City Transitional Finance Authority,
   2,000      2001 Ser A..............................................   5.375   02/15/22       2,034,720
   5,000      2000 Ser C..............................................   5.50    11/01/29       5,135,250
   5,000    New York Local Government Assistance Corporation, Ser 1993
              C.......................................................   5.50    04/01/17       5,349,050
--------                                                                                     ------------
  12,000                                                                                       12,519,020
--------                                                                                     ------------
            Refunded (5.7%)
   2,905    New York State Dormitory Authority, Suffolk County
              Judicial Ser 1986 (ETM).................................   7.375   07/01/16       3,534,746
   4,000    Puerto Rico Infrastructure Financing Authority, 2000 Ser A
              (ETM)...................................................   5.375   10/01/24       4,109,200
--------                                                                                     ------------
   6,905                                                                                        7,643,946
--------                                                                                     ------------
 124,032    Total New York Tax-Exempt Municipal Bonds (Cost $115,695,219).................    124,579,050
--------                                                                                     ------------

            Short-Term New York Tax-Exempt Municipal Obligations (5.6%)
            Nassau County, Industrial Development Agency,
   2,000      1999 Cold Spring Harbor (Demand 07/02/01)...............   3.10*   01/01/34       2,000,000
   2,300      Winthrop Hospital (Demand 07/02/01).....................   3.10*   03/01/28       2,300,000
            New York State Dormitory Authority,
   1,200      Cornell University Ser 1990 B (Demand 07/02/01).........   3.20*   07/01/23       1,200,000
   2,100      Oxford University Press Ser 1993 (Demand 07/02/01)......   3.10*   07/01/25       2,100,000
--------                                                                                     ------------
   7,600    Total Short-Term New York Tax-Exempt Municipal Obligations (Cost
            $7,600,000)...................................................................      7,600,000
--------                                                                                     ------------

$131,632    Total Investments (Cost $123,295,219) (a)...................             98.2%    132,179,050
========
            Other Assets in Excess of Liabilities.......................              1.8       2,432,352
                                                                                    -----    ------------
            Net Assets..................................................            100.0%   $134,611,402
                                                                                    =====    ============



                       See Notes to Financial Statements

Morgan Stanley New York Tax-Free Income Fund
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED) continued

---------------------

    AMT   Alternative Minimum Tax.
    ETM   Escrowed to maturity.
     *    Current coupon of variable rate demand obligation.
     ++   Current coupon rate for residual interest bonds. This rate resets periodically as the auction rate on the related
          short-term securities fluctuates.
    (a)   The aggregate cost for federal income tax purposes
          approximates the aggregate cost for book purposes. The
          aggregate gross unrealized appreciation is $9,133,294 and
          the aggregate gross unrealized depreciation is $249,463,
          resulting in net unrealized appreciation of $8,883,831.

Bond Insurance:
---------------
    FGIC  Financial Guaranty Insurance Company.
    FSA   Financial Security Assurance Inc.
    MBIA  Municipal Bond Investors Assurance Corporation.


                       See Notes to Financial Statements

Morgan Stanley New York Tax-Free Income Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
June 30, 2001 (unaudited)

Assets:
Investments in securities, at value
  (cost $123,295,219).......................................  $132,179,050
Cash........................................................       807,625
Receivable for:
    Interest................................................     1,780,797
    Investments sold........................................        60,000
    Shares of beneficial interest sold......................        35,768
Prepaid expenses and other assets...........................        23,307
                                                              ------------
    Total Assets............................................   134,886,547
                                                              ------------
Liabilities:
Payable for:
    Plan of distribution fee................................        75,249
    Investment advisory fee.................................        60,667
    Dividends and distributions to shareholders.............        30,231
    Shares of beneficial interest repurchased...............         7,000
Accrued expenses............................................       101,998
                                                              ------------
    Total Liabilities.......................................       275,145
                                                              ------------
    Net Assets..............................................  $134,611,402
                                                              ============
Composition of Net Assets:
Paid-in-capital.............................................  $124,876,253
Net unrealized appreciation.................................     8,883,831
Accumulated undistributed net investment income.............       685,311
Accumulated undistributed net realized gain.................       166,007
                                                              ------------
    Net Assets..............................................  $134,611,402
                                                              ============
Class A Shares:
Net Assets..................................................    $2,185,892
Shares Outstanding (unlimited authorized, $.01 par value)...       188,301
    Net Asset Value Per Share...............................        $11.61
                                                              ============
    Maximum Offering Price Per Share,
      (net asset value plus 4.44% of net asset value).......        $12.13
                                                              ============
Class B Shares:
Net Assets..................................................  $118,781,356
Shares Outstanding (unlimited authorized, $.01 par value)...    10,220,894
    Net Asset Value Per Share...............................        $11.62
                                                              ============
Class C Shares:
Net Assets..................................................    $2,706,823
Shares Outstanding (unlimited authorized, $.01 par value)...       233,327
    Net Asset Value Per Share...............................        $11.60
                                                              ============
Class D Shares:
Net Assets..................................................   $10,937,331
Shares Outstanding (unlimited authorized, $.01 par value)...       942,875
    Net Asset Value Per Share...............................        $11.60
                                                              ============


                       See Notes to Financial Statements

Morgan Stanley New York Tax-Free Income Fund
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended June 30, 2001 (unaudited)

Net Investment Income:
Interest Income.............................................  $3,723,775
                                                              ----------
Expenses
Plan of distribution fee (Class A shares)...................       1,411
Plan of distribution fee (Class B shares)...................     445,656
Plan of distribution fee (Class C shares)...................       7,168
Investment management fee...................................     364,696
Shareholder reports and notices.............................      31,127
Professional fees...........................................      26,652
Transfer agent fees and expenses............................      26,420
Trustees' fees and expenses.................................      10,380
Registration fees...........................................       5,975
Custodian fees..............................................       4,000
Other.......................................................       5,947
                                                              ----------
    Total Expenses..........................................     929,432
Less: expense offset........................................      (3,988)
                                                              ----------
    Net Expenses............................................     925,444
                                                              ----------
    Net Investment Income...................................   2,798,331
                                                              ----------
Net Realized and Unrealized Gain:
Net realized gain...........................................     166,018
Net change in unrealized appreciation.......................     221,609
                                                              ----------
    Net Gain................................................     387,627
                                                              ----------
Net Increase................................................  $3,185,958
                                                              ==========


                       See Notes to Financial Statements

Morgan Stanley New York Tax-Free Income Fund
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets
                                                              FOR THE SIX     FOR THE YEAR
                                                              MONTHS ENDED       ENDED
                                                                JUNE 30,     DECEMBER 31, 2000
                                                                  2001
                                                              ------------     ------------
                                                              (unaudited)
Increase (Decrease) in Net Assets:

Operations:
Net investment income.......................................  $ 2,798,331      $  5,414,645
Net realized gain...........................................      166,018           295,981
Net change in unrealized appreciation.......................      221,609         7,385,352
                                                              ------------     ------------

    Net Increase............................................    3,185,958        13,095,978
                                                              ------------     ------------
Dividends and Distributions to Shareholders from:
Net investment income
    Class A shares..........................................      (30,606)          (25,252)
    Class B shares..........................................   (2,414,715)       (5,072,983)
    Class C shares..........................................      (37,808)          (42,507)
    Class D shares..........................................     (252,380)         (228,428)
Net realized gain
    Class A shares..........................................       (3,188)         --
    Class B shares..........................................     (173,123)         --
    Class C shares..........................................       (3,956)         --
    Class D shares..........................................      (15,977)         --
                                                              ------------     ------------

    Total Dividends and Distributions.......................   (2,931,753)       (5,369,170)
                                                              ------------     ------------

Net increase from transactions in shares of beneficial
  interest..................................................       35,746           456,588
                                                              ------------     ------------

    Net Increase............................................      289,951         8,183,396

Net Assets:
Beginning of period.........................................  134,321,451       126,138,055
                                                              ------------     ------------
    End of Period
    (Including accumulated undistributed net investment
    income of $685,311 and $51,845, respectively)........... $134,611,402      $134,321,451
                                                             ============      ============


                       See Notes to Financial Statements

Morgan Stanley New York Tax-Free Income Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2001 (UNAUDITED)

1. Organization and Accounting Policies
Morgan Stanley New York Tax-Free Income Fund (the "Fund"), formerly Morgan Stanley Dean Witter New York Tax-Free Income Fund is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of current income which is exempt from federal, New York State and New York City income tax, consistent with the preservation of capital. The Fund was organized as a Massachusetts business trust on January 17, 1985 and commenced operations on April 25, 1985. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- Portfolio securities are valued for the Fund by an outside independent pricing service approved by the Trustees. The pricing service has informed the Fund that in valuing the Fund's portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The Fund's portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Morgan Stanley New York Tax-Free Income Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2001 (UNAUDITED) continued

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Fund amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Federal Income Tax Status -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

2. Investment Management Agreement
Pursuant to an Investment Management Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), formerly Morgan Stanley Dean Witter Advisors Inc., the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the Fund's net assets determined as of the close of each business day: 0.55% to the portion of daily net assets not exceeding $500 million and 0.525% to the portion of daily net assets exceeding $500 million.

3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan")

Morgan Stanley New York Tax-Free Income Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2001 (UNAUDITED) continued

pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 0.75% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 0.75% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $1,838,447 at June 30, 2001.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.75% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended June 30, 2001, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.21% and 0.75%, respectively.

The Distributor has informed the Fund that for six months ended June 30, 2001, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $41,446 and $15, respectively and received $15,360 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

Morgan Stanley New York Tax-Free Income Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2001 (UNAUDITED) continued

4. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended June 30, 2001 aggregated $1,131,563 and $8,280,123, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended June 30, 2001 included in Trustees' fees and expenses in the Statement of Operations amounted to $4,582. At June 30, 2001, the Fund had an accrued pension liability of $54,533 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. Expense Offset
The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

6. Risks Relating to Certain Financial Instruments
The Fund may invest a portion of its assets in residual interest bonds, which are inverse floating rate municipal obligations. The prices of these securities are subject to greater market fluctuations during periods of changing prevailing interest rates than are comparable fixed rate obligations.

At June 30, 2001, the Fund held positions in residual interest bonds having a total value of $7,095,000 which represents 5.3% of the Funds net assets.

7. Acquisition of Multi-State Municipal Series Trust -- New York Series
On July 24, 2000, the Fund acquired all the net assets of Morgan Stanley Dean Witter Multi-State Municipal Series Trust - New York Series ("New York Series") based on the respective valuations as of the close of business on July 21, 2000, pursuant to a plan of reorganization approved by the shareholders of New York Series on June 22, 2000. The acquisition was accomplished by a tax-free exchange of 916,653 Class D shares of the Fund at a net asset value of $11.12 per share for 983,898 shares of New York Series. The net assets of the Fund and New York Series immediately before the acquisition were $119,539,566, and $10,197,330, respectively,

Morgan Stanley New York Tax-Free Income Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2001 (UNAUDITED) continued

including unrealized appreciation of $168,897 for New York Series. Immediately after the acquisition, the combined assets of the Fund amounted to $129,736,896.

8. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

                                                           FOR THE SIX                    FOR THE YEAR
                                                          MONTHS ENDED                        ENDED
                                                          JUNE 30, 2001                 DECEMBER 31, 2000
                                                    -------------------------       -------------------------
                                                           (unaudited)
                                                      SHARES        AMOUNT            SHARES        AMOUNT
                                                    ----------   ------------       ----------   ------------
CLASS A SHARES
Sold..............................................     139,964   $ 1,622,542            18,870   $    206,123
Reinvestment of dividends and distributions.......       2,029        23,497             2,035         22,581
Redeemed..........................................     (10,897)     (126,734)           (1,137)       (12,749)
                                                    ----------   ------------       ----------   ------------
Net increase - Class A............................     131,096     1,519,305            19,768        215,955
                                                    ----------   ------------       ----------   ------------
CLASS B SHARES
Sold..............................................     909,028    10,559,656         1,836,692     20,531,210
Reinvestment of dividends and distributions.......     126,323     1,466,186           258,186      2,861,804
Redeemed..........................................  (1,319,425)  (15,343,011)       (3,021,905)   (33,503,964)
                                                    ----------   ------------       ----------   ------------
Net decrease - Class B............................    (284,074)   (3,317,169)         (927,027)   (10,110,950)
                                                    ----------   ------------       ----------   ------------
CLASS C SHARES
Sold..............................................     135,860     1,579,199            39,106        436,157
Reinvestment of dividends and distributions.......       1,688        19,542             2,244         24,855
Redeemed..........................................     (18,146)     (210,649)           (4,536)       (49,355)
                                                    ----------   ------------       ----------   ------------
Net increase - Class C............................     119,402     1,388,092            36,814        411,657
                                                    ----------   ------------       ----------   ------------
CLASS D SHARES
Sold..............................................      60,970       709,685            22,073        245,062
Reinvestment of dividends and distributions.......      11,106       128,638            10,368        116,868
Acquisition of Morgan Stanley Dean Witter
  Multi-State Municipal Series Trust - New York
  Series..........................................      --           --                916,653     10,197,330
Redeemed..........................................     (33,825)     (392,805)          (55,154)      (619,334)
                                                    ----------   ------------       ----------   ------------
Net increase - Class D............................      38,251       445,518           893,940      9,939,926
                                                    ----------   ------------       ----------   ------------
Net increase in Fund..............................       4,675   $    35,746            23,495   $    456,588
                                                    ==========   ============       ==========   ============

9. Change in Accounting Policy
Effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The cumulative effect of this accounting change had no impact on the net assets of the Fund, but resulted in a $570,644 increase in the cost of securities and a corresponding

Morgan Stanley New York Tax-Free Income Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2001 (UNAUDITED) continued

$570,644 increase to undistributed net investment income based on securities held as of December 31, 2000.

The effect of this change for the six months ended June 30, 2001 was to increase net investment income by $82,058; decrease unrealized appreciation by $81,558; and decrease realized gains by $500. The statement of changes in net assets and the financial highlights for prior periods have not been restated to reflect this change.

Morgan Stanley New York Tax-Free Income Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                                 FOR THE PERIOD
                                               FOR THE SIX                FOR THE YEAR ENDED DECEMBER 31,        JULY 28, 1997*
                                              MONTHS ENDED             --------------------------------------        THROUGH
                                              JUNE 30, 2001              2000           1999           1998     DECEMBER 31, 1997
                                              -------------            --------       --------       --------   -----------------
                                               (unaudited)
Class A Shares
Selected Per Share Data:

Net asset value, beginning of period........     $11.56                 $10.89         $11.90         $12.16         $12.02
                                                 ------                 ------         ------         ------         ------

Income (loss) from investment operations:
  Net investment income.....................       0.27                   0.53           0.53           0.55           0.24
  Net realized and unrealized gain (loss)...       0.07                   0.66          (1.00)          0.13           0.14
                                                 ------                 ------         ------         ------         ------

Total income (loss) from investment
  operations................................       0.34                   1.19          (0.47)          0.68           0.38
                                                 ------                 ------         ------         ------         ------

Less dividends and distribution from:
  Net investment income.....................      (0.27)                 (0.52)         (0.52)         (0.55)         (0.24)
  Net realized gain.........................      (0.02)                    --          (0.02)         (0.39)            --
                                                 ------                 ------         ------         ------         ------

Total dividends and distributions...........      (0.29)                 (0.52)         (0.54)         (0.94)         (0.24)
                                                 ------                 ------         ------         ------         ------

Net asset value, end of period..............     $11.61                 $11.56         $10.89         $11.90         $12.16
                                                 ======                 ======         ======         ======         ======

Total Return+...............................       2.90%(1)              11.29%         (4.03)%         5.68%          3.24%(1)

Ratios to Average Net Assets:
Expenses....................................       0.93%(2)(3)(4)         0.96%(3)(4)    0.89%(4)       0.93%(3)(4)    0.92%(2)

Net investment income.......................       4.69%(2)(4)(5)         4.78%(4)       4.58%(4)       4.50%(4)       4.78%(2)

Supplemental Data:
Net assets, end of period, in thousands.....     $2,186                   $661           $408           $393            $94

Portfolio turnover rate.....................          1%(1)                 21%             3%            24%            10%

---------------------

     *   The date shares were first issued.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3)  Does not reflect the effect of expense offset of 0.01%.
    (4) Reflects overall fund ratios for investment income and non-class specific expenses.
    (5) Effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The effect of this change for the six months ended June 30, 2001 was to increase the ratio of net investment income to average net assets by 0.13%. The
         Financial Highlights data presented in this table for prior periods has not been restated to reflect this change.


                       See Notes to Financial Statements

Morgan Stanley New York Tax-Free Income Fund
FINANCIAL HIGHLIGHTS continued

                                           FOR THE SIX                     FOR THE YEAR ENDED DECEMBER 31,
                                          MONTHS ENDED       -----------------------------------------------------------
                                          JUNE 30, 2001        2000        1999        1998         1997*        1996
                                          -------------      ---------   ---------   ---------    ---------    ---------
                                           (unaudited)
Class B Shares
Selected Per Share Data:

Net asset value, beginning of period....      $11.60           $10.91      $11.92      $12.16       $11.71       $11.96
                                              ------           ------      ------      ------       ------       ------

Income (loss) from investment
  operations:
  Net investment income.................        0.24(5)          0.47        0.46        0.49         0.51         0.53
  Net realized and unrealized gain
    (loss)..............................        0.03(5)          0.69       (0.99)       0.15         0.45        (0.21)
                                              ------           ------      ------      ------       ------       ------

Total income (loss) from investment
  operations............................        0.27             1.16       (0.53)       0.64         0.96         0.32
                                              ------           ------      ------      ------       ------       ------

Less dividends and distributions from:
  Net investment income.................       (0.23)           (0.47)      (0.46)      (0.49)       (0.51)       (0.53)
  Net realized gain.....................       (0.02)              --       (0.02)      (0.39)          --        (0.04)
                                              ------           ------      ------      ------       ------       ------

Total dividends and distributions.......       (0.25)           (0.47)      (0.48)      (0.88)       (0.51)       (0.57)
                                              ------           ------      ------      ------       ------       ------

Net asset value, end of period..........      $11.62           $11.60      $10.91      $11.92       $12.16       $11.71
                                              ======           ======      ======      ======       ======       ======

Total Return+...........................        2.34%(1)        10.90%      (4.58)%      5.32%        8.43%        2.82%

Ratios to Average Net Assets:
Expenses................................        1.47%(2)(3)(4)   1.47%(3)(4) 1.48%(4)     1.44%(3)(4) 1.43%(3)     1.40%(3)

Net investment income...................        4.15%(2)(4)(5)   4.27%(4)    3.99%(4)     3.99%(4)    4.33%        4.54%

Supplemental Data:
Net assets, end of period, in
 thousands..............................    $118,781         $121,867    $124,774     $162,659    $169,868     $192,192

Portfolio turnover rate.................           1%(1)           21%          3%         24%          10%          16%

---------------------

     *   Prior to July 28, 1997, the Fund issued one class of shares.
         All shares of the Fund held prior to that date have been designated Class B shares.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3)  Does not reflect the effect of expense offset of 0.01%.
    (4) Reflects overall fund ratios for investment income and non-class specific expenses.
    (5) Effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The effect of this change for the six months ended June 30, 2001 was to increase net investment income per share by $0.01, decrease net realized and unrealized gain or loss per share by $0.01 and increase the ratio of net investment income to average net assets by 0.13%. The Financial Highlights data presented in this table for prior periods has not been restated to reflect this change.


                       See Notes to Financial Statements

Morgan Stanley New York Tax-Free Income Fund
FINANCIAL HIGHLIGHTS continued

                                                                                                                 FOR THE PERIOD
                                                   FOR THE SIX            FOR THE YEAR ENDED DECEMBER 31,        JULY 28, 1997*
                                                  MONTHS ENDED         --------------------------------------        THROUGH
                                                  JUNE 30, 2001          2000           1999           1998     DECEMBER 31, 1997
                                                  -------------        --------       --------       --------   -----------------
                                                   (unaudited)
Class C Shares
Selected Per Share Data:

Net asset value, beginning of period............     $11.57             $10.89         $11.90         $12.14         $12.02
                                                     ------             ------         ------         ------         ------

Income (loss) from investment operations:
  Net investment income.........................       0.24(5)            0.47           0.46           0.48           0.22
  Net realized and unrealized gain (loss).......       0.04(5)            0.68          (0.99)          0.15           0.12
                                                     ------             ------         ------         ------         ------

Total income (loss) from investment
  operations....................................       0.28               1.15          (0.53)          0.63           0.34
                                                     ------             ------         ------         ------         ------

Less dividends and distributions from:
  Net investment income.........................      (0.23)             (0.47)         (0.46)         (0.48)         (0.22)
  Net realized gain.............................      (0.02)                --          (0.02)         (0.39)            --
                                                     ------             ------         ------         ------         ------

Total dividends and distributions...............      (0.25)             (0.47)         (0.48)         (0.87)         (0.22)
                                                     ------             ------         ------         ------         ------

Net asset value, end of period..................     $11.60             $11.57         $10.89         $11.90         $12.14
                                                     ======             ======         ======         ======         ======

Total Return+...................................       2.42%(1)          10.81%         (4.60)%         5.30%          2.83%(1)

Ratios to Average Net Assets:
Expenses........................................       1.47%(2)(3)(4)     1.47%(3)(4)    1.48%(4)       1.44%(3)(4)    1.40%(2)

Net investment income...........................       4.15%(2)(4)(5)     4.27%(4)       3.99%(4)       3.99%(4)       4.12%(2)

Supplemental Data:
Net assets, end of period, in thousands.........     $2,707             $1,318           $840           $765           $108

Portfolio turnover rate.........................          1%(1)             21%             3%            24%            10%

---------------------

     *   The date shares were first issued.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3)  Does not reflect the effect of expense offset of 0.01%.
    (4) Reflects overall fund ratios for investment income and non-class specific expenses.
    (5) Effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The effect of this change for the six months ended June 30, 2001 was to increase net investment income per share by $0.01, decrease net realized and unrealized gain or loss per share by $0.01 and increase the ratio of net investment income to average net assets by 0.13%. The Financial Highlights data presented in this table for prior periods has not been restated to reflect this change.


                       See Notes to Financial Statements

Morgan Stanley New York Tax-Free Income Fund
FINANCIAL HIGHLIGHTS continued

                                                                                                                FOR THE PERIOD
                                                  FOR THE SIX            FOR THE YEAR ENDED DECEMBER 31,        JULY 28, 1997*
                                                 MONTHS ENDED         --------------------------------------        THROUGH
                                                 JUNE 30, 2001          2000           1999           1998     DECEMBER 31, 1997
                                                 -------------        --------       --------       --------   -----------------
                                                  (unaudited)
Class D Shares
Selected Per Share Data:

Net asset value, beginning of period...........      $11.58            $10.90         $11.91         $12.15         $12.02
                                                     ------            ------         ------         ------         ------

Income (loss) from investment operations:
  Net investment income........................        0.28(5)           0.55           0.55           0.58           0.26
  Net realized and unrealized gain (loss)......        0.04(5)           0.68          (1.00)          0.15           0.13
                                                     ------            ------         ------         ------         ------

Total income (loss) investment operations......        0.32              1.23          (0.45)          0.73           0.39
                                                     ------            ------         ------         ------         ------

Less dividends and distributions from:
  Net investment income........................       (0.28)            (0.55)         (0.54)         (0.58)         (0.26)
  Net realized gain............................       (0.02)               --          (0.02)         (0.39)            --
                                                     ------            ------         ------         ------         ------

Total dividends and distributions..............       (0.30)            (0.55)         (0.56)         (0.97)         (0.26)
                                                     ------            ------         ------         ------         ------

Net asset value, end of period.................      $11.60            $11.58         $10.90         $11.91         $12.15
                                                     ======            ======         ======         ======         ======

Total Return+..................................        2.72%(1)         11.64%         (3.87)%         6.12%          3.27%(1)

Ratios to Average Net Assets:
Expenses.......................................        0.72%(2)(3)(4)    0.72%(3)(4)    0.73%(4)       0.69%(3)(4)    0.66%(2)

Net investment income..........................        4.90%(2)(4)(5)    5.02%(4)       4.74%(4)       4.74%(4)       5.04%(2)

Supplemental Data:
Net assets, end of period, in thousands........     $10,937           $10,475           $116            $82            $32

Portfolio turnover rate........................           1%(1)            21%             3%            24%            10%

---------------------

     *   The date shares were first issued.
     + Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3)  Does not reflect the effect of expense offset of 0.01%.
    (4) Reflects overall fund ratios for investment income and non-class specific expenses.
    (5) Effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, related to premiums and discounts on debt securities. The effect of this change for the six months ended June 30, 2001 was to increase net investment income per share by $0.01, decrease net realized and unrealized gain or loss per share by $0.01 and increase the ratio of net investment income to average net assets by 0.13%. The Financial Highlights data presented in this table for prior periods has not been restated to reflect this change.


                       See Notes to Financial Statements

TRUSTEES
----------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
----------------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

James F. Willison
Vice President

Joseph R. Arcieri
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
----------------------------------
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
----------------------------------
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
----------------------------------
Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.

MORGAN STANLEY
NEW YORK TAX-FREE
INCOME FUND


Semiannual Report
June 30, 2001